Share Capital and Treasury Shares (Tables)	12 Months Ended
Feb. 29, 2024
Share Capital and Treasury Shares [Abstract]
Schedule of Share Capital
	As of February 29/28
Figures in Rand thousands	2024	2023

Share Capital
Issued and fully paid 30,951,106 (2023: 30,951,106) ordinary shares of no par value	7,142,853	7,142,853

Schedule of Treasury Shares	The holder of ordinary shares is entitled to receive dividends as declared from time to time, and is entitled to one vote per share at meetings of the Company.
As of February 29
Figures in Rand thousands	2024

Treasury shares
At March 1	-
Treasury shares purchased	23,816
At February	23,816